NON-CONTROLLING INTERESTS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2021 USD ($)
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries	Rp 23,541		Rp 18,140		$ 1,652
Non-controlling interests	9,195	$ 645	8,469	Rp 8,642
Total non-controlling interest in subsidiaries
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries	23,541		18,140
Non-controlling interests	9,222		8,838	8,792
Telkomsel
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries	13,663		17,710
Non-controlling interests	9,183		8,849	8,895
Mitratel
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries	9,455
Non-controlling interests	79
GSD
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries	226		233
Non-controlling interests	(8)		(13)	(42)
Metra
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries	98		83
Non-controlling interests	(20)		(2)	(56)
Other interests
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries	99		114
Non-controlling interests	Rp (12)		Rp 4	Rp (5)